IFRS 7 - Disclosure - Credit Risk - Summary of Securitization Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Credit exposure	$ 994,544	$ 1,054,714
Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	874,723
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	119,821	101,249
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	38,041	18,590
Securitization exposures [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	38,041	18,590
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	24,171
Securitization exposures [member] | Internal Ratings Based [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	24,171	15,333
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P AAA to BBB- [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	24,171	15,333
Securitization exposures [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	13,870	3,257
Securitization exposures [member] | Standardized approach risk [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 13,870	$ 3,257